Convertible Notes	12 Months Ended
Dec. 31, 2020
Convertible Notes [Abstract]
Convertible Notes
16.	Convertible notes
(a)	Secured convertible note

	December 31, 2020	December 31, 2019
Balance, beginning of year	—	—
Secured Convertible Note - fair value on issuance	54,693	—
Change in fair value recognized in profit or loss	(5,075)
Converted to common shares	(49,618)	—
Balance, end of year	—	—

On June 5, 2020, in connection with the Restructuring and Novation Agreement, the Company entered into the Securities Restructuring Agreement, pursuant to which the $73.2 million balance of the Term Debt Facility was extinguished and replaced with a $73.2 million senior second lien convertible note (the “Secured Convertible Note”), convertible into common shares at an initial conversion price of US$1.00 per common share. The Company also issued common share purchase warrants to acquire up to 17.5 million common shares at an initial exercise price of US$1.00 per warrant and common share purchase warrants to acquire up to 17.5 million common shares at an initial exercise price of US$1.20 per warrant (the “Secured Convertible Note Warrants”) (note 17a).

The Secured Convertible Note was to mature on June 5, 2022 and did not bear interest, except upon the occurrence of defined triggering events. The Secured Convertible Note was secured by a second priority lien on the assets and property of the Company.

The Secured Convertible Note could be converted into common shares at any time after the earlier of the date upon which the indebtedness under the Unsecured Convertible Notes was less than US$3.0 million (note 16b) and February 1, 2021. On September 30, 2020, the indebtedness under the Unsecured Convertible Notes was less than US$3.0 million and the Company subsequently filed a registration statement which allowed the holders to offer and sell the common shares issuable upon conversion or exercise of the Secured Convertible Note and Secured Convertible Note Warrants. The registration statement was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on October 22, 2020.

Beginning on October 22, 2020, up to $10 million of principal of the Secured Convertible Note could be converted into common shares per month at an alternate conversion price equal to the lower of (i) the applicable conversion price in effect on such conversion date, and (ii) the greater of (a) US$0.1624 and (b) 92% of the volume weighted average price of the Company’s common shares during the eight consecutive trading day period ending and including the date of delivery of the conversion notice. The Secured Convertible Note and related warrants did not permit the holder to have beneficial ownership of the outstanding common shares in excess of 9.99%.

The conversion or exercise price, as applicable, was subject to full ratchet antidilution protection upon any subsequent transaction at a price lower than the price then in effect and standard adjustments in the event of any share split, share dividend, share combination, recapitalization or other similar transaction. If the Company issued, sold or entered into any agreement to issue or sell, any variable rate securities, the investors had the additional right to substitute the variable price (or formula) of such securities for the conversion or exercise price, as applicable.

The Secured Convertible Note has been designated as Fair Value Through Profit or Loss (“FVTPL”) (note 30).

During the period October 22, 2020 to December 31, 2020, the entire $73.2 million aggregate principal of the Secured Convertible Note was converted into common shares at a weighted average conversion price of $0.2468 resulting in the issuance of 296.7 million common shares (note 21b).

The following table presents the change in principal balance during the year:

Principal balance	December 31, 2020
Balance, beginning of year	—
Issued	73,227
Converted to common shares	(73,227)
Balance, end of year	—

(b)	Unsecured convertible notes

	December 31, 2020	December 31, 2019
Balance, beginning of year	—	—
Unsecured Convertible Notes - fair value on issuance	16,113	—
Change in fair value recognized in profit or loss	(2,066)
Converted to common shares	(13,943)	—
Unrealized foreign exchange loss	(104)
Balance, end of year	—	—

On June 5, 2020, in connection with the debt restructuring transactions, the Company entered into a securities purchase agreement providing for the sale of a new series of unsecured senior subordinated convertible notes (the “Unsecured Convertible Notes”) in the aggregate principal amount of US$18.0 million, convertible into common shares at any time at the option of the holder at an initial conversion price of US$1.00, and common share purchase warrants to acquire up to 14.5 million common shares at an initial exercise price of US$0.9338 per common share (the “Unsecured Convertible Notes Warrants”) (note 17b). In connection with the securities purchase agreement, placement agents for the offering were issued common share purchase warrants to acquire up to 1,080,000 common shares at an initial exercise price of US$1.00 per common share (the “Agent Warrants”) (note 17c).

The Unsecured Convertible Notes were to mature on June 5, 2022 and did not bear interest, except upon the occurrence of defined triggering events.

The Unsecured Convertible Notes could be converted into common shares at any time. The terms of the Unsecured Convertible Notes were amended in August 2020 to allow the entire principal amount to be converted into common shares at an alternate conversion price equal to the lower of (i) the applicable conversion price in effect on such conversion date, and (ii) the greater of (a) US$0.1624 and (b) 88% of the lowest volume weighted average price of the Company’s common shares during the five consecutive trading day period ending and including the date of delivery of the conversion notice. The Unsecured Convertible Notes and related warrants did not permit the holder to have beneficial ownership of the outstanding common shares in excess of 9.99%.

The conversion or exercise price, as applicable, was subject to full ratchet antidilution protection upon any subsequent transaction at a price lower than the price then in effect and standard adjustments in the event of any share split, share dividend, share combination, recapitalization or other similar transaction. If the Company issued, sold or entered into any agreement to issue or sell, any variable rate securities, the investors had the additional right to substitute the variable price (or formula) of such securities for the conversion or exercise price, as applicable.

The Unsecured Convertible Notes have been designated as FVTPL (note 30).

During the period July 16, 2020 to December 31, 2020, the entire US$18.0 million aggregate principal was converted into common shares at a weighted average exercise price of US$0.2348 resulting in the issuance of 76.7 million common shares (note 21b).

The following table presents the change in principal balance during the year:

Principal balance (USD)	December 31, 2020
Balance, beginning of year	—
Issued	18,000
Converted to common shares	(18,000)
Balance, end of year	—

(c)	Senior convertible notes

	December 31, 2020	December 31, 2019
Senior Convertible Notes issued	—	93,192
Transaction costs	—	(2,819)
Fair value attributable to conversion feature	—	(40,494)
Balance attributable to debt portion upon issuance	—	49,879
Accretion of note obligation	—	1,223
Amortization of note issue costs	—	93
Accrued interest	—	1,903
Conversion to common shares	—	(53,098)
Balance, end of year	—	—

In May 2019, the Company closed a private placement of 8% senior unsecured convertible notes (“Senior Convertible Notes”) for gross proceeds of $92.6 million. In July 2019, an additional $0.6 million were issued. The Senior Convertible Notes bore interest at a rate of 8% per annum, compounded monthly. The Senior Convertible Notes and any accrued interest were repayable on the earlier of five years from date of issuance, the day the Company redeems the Senior Convertible Notes on certain conditions defined in the note agreement, or the day upon which the noteholder exercise their conversion rights as defined in the agreement. $0.1 million of the senior convertible notes were issued to a director of the Company.

The Senior Convertible Notes were hybrid instruments consisting of a financial liability and an embedded conversion feature. The embedded conversion feature met the definition of an embedded derivative which was separated from the host contract and accounted for separately as the economic characteristics and risks of the host contract and the embedded derivative were not closely related. The conversion feature did not contain a fixed conversion price and was only exercisable in the event of an initial public offering and at the second anniversary following the closing date. Prior to the initial public offering and the subsequent conversion, the embedded conversion feature was carried at FVTPL.

On August 14, 2019, Sundial received conversion notices from all holders of the 8% convertible notes. As a result, all principal and accrued interest was converted into 6.9 million common shares (note 21b) at a conversion price of $13.84 representing 80% of the initial public offering price converted to Canadian dollars.

(d)	convertible notes

	December 31, 2020	December 31, 2019
Balance, beginning of year	—	25,449
Unrealized foreign exchange gain	—	(209)
Accrued interest	—	(152)
Accretion	—	2,443
Amortization of note issue costs	—	745
Conversion to common shares	—	(18,139)
Conversion to warrants	—	(5,947)
Repayments	—	(4,190)
Balance, end of year	—	—

In 2018, the Company closed three separate tranches of a private placement of 12% notes for gross proceeds of $28.9 million ($22.2 million from the CAD offering and $USD 5.0 from the USD offering), convertible into units consisting of 1.6 common shares and 0.8 of one common share purchase warrant at the option of the holder for up to twelve months. The Canadian dollar denominated offering was convertible into units at a price of $3.91 per unit. The U.S. dollar denominated offering was convertible into units at a price of $3.13 USD per unit. Interest was payable at 12% per annum, payable monthly, and maturing twelve months from the date of issuance. The convertible notes were segregated into their debt and equity components using the residual value approach, with $3.2 million being allocated to equity. $7 million of the convertible notes were issued to directors and officers.

During the year ended December 31, 2019, principal of $21.2 million convertible notes and USD$2.5 million convertible notes were converted into equity units, at the option of the holders. Equity units issued consisted of 6.2 million common shares and 3.6 million warrants. During the year ended December 31, 2019, principal of $1.0 million convertible notes and USD$2.4 million convertible notes were repaid to unit holders.